[LOGO OF EATON VANCE   Investing                                [PHOTO OF STATUE
MUTUAL FUNDS APPEARS   for the                                     OF LIBERTY
HERE]                  21st                                       APPEARS HERE]
                       Century



     Annual Report December 31, 1997


                                      EV
                                  TRADITIONAL
[PHOTO OF GOVERNMENT              OBLIGATIONS
BUILDING APPEARS HERE]               FUND





                                  Eaton Vance
                     Global Management-Global Distribution

[PHOTO OF AMERICAN
FLAG APPEARS HERE]

                                                                     Traditional

EV Traditional Government Obligations Fund as of December 31, 1997

Letter to Shareholders

[PHOTO OF M. DOZIER GARDNER APPEARS HERE]

M. Dozier Gardner,
President

EV Traditional Government Obligations Fund had a total return of 7.3% for the year ended December 31, 1997./1/ That return was the result of a decline in net asset value per share from $10.68 on December 31, 1996 to $10.62 on December 31, 1997, and the reinvestment of $0.808 in dividends. By comparison, the Lehman Brothers Intermediate Government Bond Index - a widely recognized, unmanaged index of intermediate-maturity U.S. government bonds - had a total return of 7.7% for the same period./2/

Based on the Fund's most recent dividend and a net asset value per share of $10.62, the Fund had a distribution rate of 7.53% on December 31./3/ The Fund's SEC 30-day yield was 5.46% on December 31./4/

Moderate economic growth and low inflation boost the bond market...

The economy was marked by healthy growth accompanied by continued low inflation in 1997, a very favorable backdrop for the bond market. Third quarter GDP grew at a 3.1% pace, up from 1.0% for the same period a year earlier. Meanwhile, inflation for the year was 1.7%, as measured by the Consumer Price Index. Bond market performance was especially impressive when matched against a falling unemployment rate. The jobless rate declined to just 4.6% in November, its lowest level in 24 years.

Anticipation of a balanced budget added further support to bonds in 1997...

The market was encouraged by news that the U.S. budget deficit is narrowing at a faster pace than expected. Strong tax receipts, combined with modest spending restraints, have raised the possibility of a balanced budget in coming years. A balanced budget would likely reduce the government's financing needs and further improve the prospects for government bond investors.

Amid the turmoil of the Asian markets, the U.S. bond markets witnessed a flight to quality...

In October, as deteriorating economic fundamentals overtook many of the fast-growth Asian markets, many global investors sought the quality and relative stability of the U.S. bond market. A reputation for high quality and attractive yields have long been characteristic of mortgage-backed securities, making them a prime investment alternative for conservative, income-oriented investors. In the pages that follow, portfolio manager Susan Schiff discusses recent events in the mortgage securities market and offers her thoughts on the year ahead.


                                        Sincerely,

                                        /s/ M. Dozier Gardner

                                        M. Dozier Gardner
                                        President
                                        February 9, 1998

--------------------------------------------------------------------------------

Fund Information
as of December 31, 1997


Performance/5/
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One year                                                7.3%
Five years                                              6.5
Ten years                                               8.1

SEC Average Annual Total Returns (including max. 4.75% sales charge)
--------------------------------------------------------------------------------
One year                                                2.2%
Five years                                              5.4
Ten years                                               7.6

Diversification by Sectors/6/
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

Federal National Mortgage Assn.                        39.0%
Federal Home Loan Mortgage Corp.                       33.8%
U.S. Treasuries                                        16.3%
Govt. National Mortgage Assn.                           9.8%
CMOs                                                    0.9%
Commercial Paper                                        0.2%


/1/ This return does not include the Fund's maximum 4.75% sales charge.
/2/ It is not possible to invest directly in an Index.
/3/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the offering price.
/4/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
/5/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect maximum sales charge as noted.
/6/ Sector weightings are determined by dividing the total market value of the holdings by the total net investments of the Portfolio. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EV Traditional Government Obligations Fund as of December 31, 1997

Management Discussion

[PHOTO OF SUSAN SCHIFF APPEARS HERE]

Susan Schiff
Portfolio Manager

An interview with Susan Schiff, portfolio manager of Government Obligations Portfolio.

Q: Susan, how would you characterize the bond market during the past year?

A: The year was certainly a good one for the bond market in general. Balanced economic growth and low inflation contributed to a very favorable environment for bonds. However, while the long-term Treasury market fared very well, the mortgage-backed securities (MBS) market underperformed slightly, amid higher volatility.

Q: Why did the MBS market lag the Treasury market?

A: There were several reasons. First, while the decline in interest rates was felt in all maturities, the largest declines by far were in the longer maturities. For example, 30-year Treasury bond yields declined to 5.92% on December 31 from 6.64% a year earlier: a decline of 72 basis points (.72%). In contrast, 3-year Treasury yields fell to 5.67% from 6.01% a year earlier: a decline of just 34 basis points (.34%). The effective average maturity of the Portfolio was 3.5 years at December 31.

   A second reason was that, at the outset of 1997, yield spreads, the difference in yields between mortgage-backed securities and Treasuries, had become very narrow by historical standards. For low-coupon MBS, spreads were in the 70-to-100 basis point range (.7%-to-1%), while higher-coupon spreads were from 95-to-115 basis points (.95%-to-1.15%). As a result, there was very little room for additional narrowing as the market rallied further.

   Finally, with interest rates moving lower, investors in MBS became increasingly concerned that prepayment rates would increase. That tended to limit further upside moves for mortgage securities.

Q: How have you structured the Portfolio in recent months?

A: I've continued the Portfolio's traditional emphasis on the seasoned segment of the mortgage-backed market. At December 31, 1997 roughly 56% of the Portfolio was invested in seasoned low-coupon securities; another 26% was in seasoned high-coupon MBS; 16% was in Treasury securities; and 2% was in collateralized mortgage obligations.


--------------------------------------------------------------------------------
Prepayment Rates/1/
------------------------------------------------------------
Government Obligations Portfolio vs. Generic 9% FNMAs

                           [LINE GRAPH APPEARS HERE]

/1/ Chart compares annualized monthly principal prepayment rates of the Portfolio's seasoned mortgage-backed securities (green line) with those of generic 30-year FNMA 9% mortgage-backed securities. Sources: Lehman Brothers; Bloomberg L.P.; Eaton Vance Management.

Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

EV Traditional Government Obligations Fund as of December 31, 1997

Management Discussion Cont'd

Q: Have you made any changes to the Portfolio within that framework?

A: Yes, some modest adjustments. As I indicated, the Portfolio focuses primarily on the seasoned segment of the mortgage-backed securities market. Unlike generic MBS, seasoned securities tend to have very predictable prepayment rates and are significantly less sensitive to changes in interest rates.

   In a lower interest rate environment, such as the one we have witnessed in the past year, there is the likelihood that homeowners may elect at some point to refinance their mortgages. Therefore, we have focused more intently on older mortgage securities within the seasoned sector.

Q: What do you find attractive about the older mortgage securities?

A: The Portfolio's older mortgages were typically originated in the 1970s, at interest rates similar to today's levels. As a result, there is very little incentive for homeowners to refinance. That means very stable cash flows for investors and a continuing attractive yield advantage over Treasury bonds with similar maturities. And equally as important, that renewed focus on older mortgages tends to provide an added degree of protection against prepayment risk in the event that overall prepayment rates rise significantly in coming months.

Q: Did you make any adjustments to the Portfolio's duration during the year?

A: From the standpoint of duration, we made some minor adjustments to take advantage of the changes in market conditions. Naturally, when the global crisis began in October there was a strong shift of global investment to the U.S. bond market. We were able to participate in that rally as a result of a slight extension in duration to the 3.5 year range. However, the Portfolio's duration remained within the 2.5-to-3.5 year range throughout the calendar year.

Q: What is your outlook for the mortgage securities market in the coming year?

A: The outlook for bonds in general is good. The economy has been growing at a sustainable pace with very low inflation. The recent downturn in Asia could have a slightly dampening effect on the U.S. economy. Therefore, there is relatively little likelihood that the Federal Reserve will raise interest rates dramatically in the near future.

   For the mortgage-backed securities market, prepayment rates are the key determinant. If interest rates remain at these low levels, we can expect prepayments on generic MBS to rise, causing all mortgage spreads to widen. In fact, in the closing months of 1997, there were some early indications of rising prepayment rates.

   Naturally, past performance is not necessarily an accurate indicator of future trends. But if we enter a longer-term period of relatively stable interest rates, conservative, income-oriented investors will likely continue to find good opportunities within the mortgage-backed securities market.

EV Traditional Government Obligations Fund as of December 31, 1997

Management Discussion Cont'd


Comparison of Change in Value of a $10,000 Investment in EV Traditional Government Obligations Fund vs. the Lipper Intermediate Govt. Fund Group Average and the Lehman Bros. Intermediate Govt. Bond Index.
Dec. 31, 1987 through Dec. 31, 1997

                           [LINE GRAPH APPEARS HERE]

                  EV Traditional    EV Traditional
                    Government        Government
  Date           Obligations Fund  Obligations Fund**   Lehman          Lipper
--------         ----------------  ----------------     -------         -------
12/31/87             $10,000            $9,521          $10,000         $10,000
 1/31/88             $10,292            $9,800          $10,248         $10,244
 2/28/88             $10,420            $9,921          $10,357         $10,344
 3/31/88             $10,380            $9,883          $10,313         $10,311
 4/30/88             $10,358            $9,882          $10,296         $10,303
 5/31/88             $10,336            $9,841          $10,246         $10,270
 6/30/88             $10,503           $10,001          $10,413         $10,415
 7/31/88             $10,471            $9,970          $10,382         $10,416
 8/31/88             $10,476            $9,974          $10,395         $10,425
 9/30/88             $10,668           $10,139          $10,575         $10,567
10/31/88             $10,813           $10,295          $10,721         $10,695
11/30/88             $10,751           $10,237          $10,629         $10,645
12/31/88             $10,746           $10,232          $10,640         $10,659
 1/31/89             $10,858           $10,338          $10,746         $10,756
 2/28/89             $10,811           $10,294          $10,700         $10,743
 3/31/89             $10,765           $10,250          $10,750         $10,777
 4/30/89             $11,024           $10,497          $10,867         $10,933
 5/31/89             $11,247           $10,708          $11,179         $11,107
 6/30/89             $11,531           $10,979          $11,464         $11,309
 7/31/89             $11,797           $11,232          $11,897         $11,478
 8/31/89             $11,846           $11,089          $11,539         $11,395
 9/30/89             $11,710           $11,149          $11,594         $11,450
10/31/89             $11,983           $11,409          $11,838         $11,639
11/30/89             $12,080           $11,511          $11,955         $11,738
12/31/89             $12,166           $11,584          $11,990         $11,788
 1/31/90             $12,062           $11,485          $11,915         $11,740
 2/28/90             $12,086           $11,508          $11,959         $11,789
 3/31/90             $12,133           $11,552          $11,974         $11,830
 4/30/90             $12,059           $11,482          $11,933         $11,806
 5/31/90             $12,326           $11,736          $12,188         $12,026
 6/30/90             $12,494           $11,897          $12,348         $12,171
 7/31/90             $12,676           $12,070          $12,521         $12,328
 8/31/90             $12,589           $11,986          $12,476         $12,307
 9/30/90             $12,694           $12,086          $12,587         $12,403
10/31/90             $12,857           $12,242          $12,762         $12,544
11/30/90             $13,079           $12,453          $12,954         $12,733
12/31/90             $13,257           $12,623          $13,133         $12,896
 1/31/91             $13,412           $12,770          $13,269         $13,020
 2/28/91             $13,474           $12,829          $13,349         $13,091
 3/31/91             $13,537           $12,889          $13,423         $13,163
 4/30/91             $13,896           $13,041          $13,561         $13,295
 5/31/91             $13,760           $13,102          $13,637         $13,375
 6/30/91             $13,812           $13,151          $13,848         $13,387
 7/31/91             $13,951           $13,284          $13,795         $13,531
 8/31/91             $14,228           $13,547          $14,057         $13,769
 9/30/91             $14,457           $13,765          $14,296         $13,992
10/31/91             $14,649           $13,948          $14,459         $14,147
11/30/91             $14,793           $14,085          $14,629         $14,291
12/31/91             $15,169           $14,443          $14,984         $14,614
 1/31/92             $15,017           $14,298          $14,840         $14,455
 2/28/92             $15,080           $14,358          $14,886         $14,500
 3/31/92             $14,973           $14,257          $14,827         $14,456
 4/30/92             $15,037           $14,318          $14,960         $14,568
 5/31/92             $15,209           $14,481          $15,183         $14,779
 6/30/92             $15,387           $14,661          $15,402         $14,977
 7/31/92             $15,628           $14,880          $15,697         $15,221
 8/31/92             $15,778           $15,023          $15,858         $15,364
 9/30/92             $15,997           $15,232          $16,076         $15,529
10/31/92             $15,858           $15,099          $15,883         $15,351
11/30/92             $15,789           $15,033          $15,817         $15,301
12/31/92             $15,971           $15,207          $16,024         $15,484
 1/31/92             $16,282           $15,502          $16,322         $15,729
 2/28/93             $16,580           $15,787          $16,562         $15,929
 3/31/93             $16,723           $15,823          $16,623         $15,983
 4/30/93             $16,867           $16,060          $16,753         $16,087
 5/31/93             $16,853           $16,046          $18,708         $16,060
 6/30/93             $17,035           $16,220          $16,950         $16,246
 7/31/93             $17,145           $16,325          $16,984         $18,280
 8/31/93             $17,360           $16,529          $17,237         $16,501
 9/30/93             $17,442           $16,608          $17,308         $18,544
10/31/93             $17,465           $16,829          $17,348         $18,574
11/30/93             $17,382           $16,550          $17,262         $16,496
12/31/93             $17,450           $16,615          $17,333         $16,562
 1/31/94             $17,588           $16,746          $17,505         $16,698
 2/28/94             $17,399           $16,566          $17,265         $16,501
 3/31/94             $17,128           $16,308          $17,013         $16,267
 4/30/94             $16,974           $16,162          $16,802         $16,135
 5/31/94             $16,961           $16,149          $16,814         $16,114
 6/30/94             $16,958           $16,147          $16,917         $16,103
 7/31/94             $17,173           $16,351          $17,139         $16,264
 8/31/94             $17,216           $16,392          $17,189         $16,298
 9/30/94             $17,073           $16,258          $17,046         $16,179
10/31/94             $17,078           $16,261          $17,049         $16,182
11/30/94             $17,020           $16,208          $16,973         $16,114
12/31/94             $17,098           $16,278          $17,029         $16,151
 1/31/95             $17,360           $16,530          $17,306         $16,381
 2/28/95             $17,703           $16,855          $17,640         $16,654
 3/31/95             $17,806           $16,954          $17,737         $16,734
 4/30/95             $18,011           $17,149          $17,943         $16,893
 5/31/95             $18,470           $17,586          $18,449         $17,297
 6/30/95             $18,569           $17,881          $18,587         $17,388
 7/31/95             $18,536           $17,649          $18,576         $17,392
 8/31/95             $18,750           $17,853          $18,731         $17,531
 9/30/95             $18,869           $17,966          $18,856         $17,643
10/31/95             $19,127           $18,212          $19,064         $17,821
11/30/95             $19,313           $18,389          $19,296         $18,014
12/31/95             $19,484           $18,551          $19,487         $18,183
 1/31/96             $19,623           $18,684          $19,661         $18,316
 2/28/96             $19,405           $18,477          $19,443         $18,138
 3/31/96             $19,360           $18,433          $19,353         $18,071
 4/30/96             $19,321           $18,396          $19,297         $18,028
 5/31/96             $19,277           $18,355          $19,287         $18,013
 6/30/96             $19,539           $18,604          $19,484         $18,159
 7/31/96             $19,579           $18,643          $19,545         $18,217
 8/31/96             $19,575           $18,639          $19,566         $18,230
 9/30/96             $19,893           $18,941          $19,818         $18,446
10/31/96             $20,182           $19,216          $20,143         $18,711
11/30/96             $20,462           $19,483          $20,387         $18,908
12/31/96             $20,364           $19,390          $20,277         $18,830
 1/31/97             $20,415           $19,438          $20,354         $18,909
 2/28/97             $20,559           $19,575          $20,387         $18,849
 3/31/97             $20,481           $19,501          $20,270         $18,860
 4/30/97             $20,626           $18,639          $20,500         $19,041
 5/31/97             $20,776           $19,781          $20,859         $19,164
 6/30/97             $20,934           $19,932          $20,835         $19,314
 7/31/97             $21,340           $20,319          $21,216         $19,606
 8/31/97             $21,217           $20,202          $21,138         $19,558
 9/30/97             $21,436           $20,410          $21,386         $19,738
10/31/97             $21,651           $20,615          $21,616         $19,912
11/30/97             $21,655           $20,619          $21,664         $19,946
12/31/97             $21,842           $20,797          $21,841         $20,094


Performance+
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One year                                                                7.3%
Five years                                                              6.5
Ten years                                                               8.1

SEC Average Annual Total Returns (Including maximum 4.75% Sales Charge)
--------------------------------------------------------------------------------
One year                                                                2.2%
Five years                                                              5.4
Ten years                                                               7.6


*  Source: Towers Data Systems, Bethesda, MD.

   The chart compares the Fund's total return with that of the Lehman Brothers Intermediate Government Bond Index, a broad-based, unmanaged market index of intermediate-maturity, U.S. government bonds. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** This figure represents the Fund's performance including the Fund's maximum
   4.75% initial sales charge.

+ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns reflect maximum sales charge as noted.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less their original cost.

EV Traditional Government Obligations Fund as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1997
Assets
-------------------------------------------------------------------------
Investment in Government Obligations Portfolio
    (Portfolio), at value (Note 1A)(identified cost,
    $258,917,445)                                           $278,014,185
Receivable for Fund shares sold                                  162,228
-------------------------------------------------------------------------
Total assets                                                $278,176,413
-------------------------------------------------------------------------


Liabilities
-------------------------------------------------------------------------
Dividends payable                                           $    916,967
Payable for Fund shares redeemed                                 333,322
Payable to affiliate for Trustees' fees (Note 5)                     843
Accrued expenses                                                 144,054
-------------------------------------------------------------------------
Total liabilities                                           $  1,395,186
-------------------------------------------------------------------------
Net Assets for 26,073,070 shares of
    beneficial interest outstanding                         $276,781,227
-------------------------------------------------------------------------


Sources of Net Assets
-------------------------------------------------------------------------
Paid-in capital                                             $313,942,536
Accumulated net realized loss on investments from
    Portfolio (computed on the basis of identified
    cost)                                                    (55,341,082)
Accumulated distributions in excess of net
    investment income                                           (916,967)
Net unrealized appreciation of investments from
    Portfolio (computed on the basis of identified cost)      19,096,740
-------------------------------------------------------------------------
Total                                                       $276,781,227
-------------------------------------------------------------------------


Net Asset Value and Redemption
Price Per Share
-------------------------------------------------------------------------
($276,781,227 / 26,073,070 shares of beneficial
    interest outstanding)                                   $      10.62
-------------------------------------------------------------------------


Computation of Offering Price
-------------------------------------------------------------------------
Offering price per share (100 / 95.25 of $10.62)            $      11.15
-------------------------------------------------------------------------
On  sales of $25,000 or more, the offering price is reduced.


Statement of Operations

For the Year Ended
December 31, 1997
Investment Income (Note 1B)
-------------------------------------------------------------------------
Interest income allocated from Portfolio                    $ 25,567,297
Expenses allocated from Portfolio                             (2,416,232)
-------------------------------------------------------------------------
Net investment income from Portfolio                        $ 23,151,065
-------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 5)                   $      3,328
Service fees (Note 6)                                            717,259
Transfer and dividend disbursing agent fees                      302,270
Printing and postage                                              52,683
Custodian fee                                                     25,802
Registration fees                                                 19,524
Legal and accounting services                                     16,405
Miscellaneous                                                     40,171
-------------------------------------------------------------------------
Total expenses                                              $  1,177,442
-------------------------------------------------------------------------

Net investment income                                       $ 21,973,623
-------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $ (3,100,370)
    Financial futures contracts                               (1,327,333)
-------------------------------------------------------------------------
Net realized loss on investment transactions                $ (4,427,703)
-------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                             $  3,586,945
    Financial futures contracts                                 (822,993)
-------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                          $  2,763,952
-------------------------------------------------------------------------

Net realized and unrealized loss on investments             $ (1,663,751)
-------------------------------------------------------------------------

Net increase in net assets from operations                  $ 20,309,872
-------------------------------------------------------------------------

                      See notes to financial statements

EV Traditional Government Obligations Fund as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                     Year Ended            Year Ended
in Net Assets                           December 31, 1997     December 31, 1996
--------------------------------------------------------------------------------

From operations --
    Net investment income                   $  21,973,623         $  24,676,978
    Net realized loss on investment
        transactions                           (4,427,703)           (3,495,428)
    Net change in unrealized
        appreciation (depreciation)
        of investments                          2,763,952            (7,582,158)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                         $  20,309,872         $  13,599,392
--------------------------------------------------------------------------------
Distributions to shareholders
    (Note 2) --
    From net investment income              $ (21,945,228)        $ (24,581,667)
    From tax return of capital                   (174,478)                   --
--------------------------------------------------------------------------------
Total distributions to shareholders         $ (22,119,706)        $ (24,581,667)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 3)  --
    Proceeds from sale of shares            $  85,503,535         $  19,913,181
    Net asset value of shares issued to
        shareholders in payment of
        distributions declared                  9,983,362            11,926,517
    Cost of shares redeemed                  (119,859,247)          (77,631,807)
--------------------------------------------------------------------------------
Net decrease in net assets from Fund
    share transactions                      $ (24,372,350)        $ (45,792,109)
--------------------------------------------------------------------------------

Net decrease in net assets                  $ (26,182,184)        $ (56,774,384)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                        $ 302,963,411         $ 359,737,795
--------------------------------------------------------------------------------
At end of year                              $ 276,781,227         $ 302,963,411
--------------------------------------------------------------------------------


Accumulated distributions in excess
of net investment income included
in net assets
--------------------------------------------------------------------------------
At end of year                              $    (916,967)        $    (945,362)
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Government Obligations Fund as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                                           Year Ended December 31,
                                                                 -------------------------------------------------------------------
                                                                   1997         1996         1995          1994            1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                             $  10.680   $  11.020    $  10.420       $ 11.480        $ 11.380
-----------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                            $   0.799   $   0.810    $   0.807       $  0.805        $  0.919
Net realized and unrealized gain (loss) on investments              (0.051)     (0.340)       0.603         (1.029)          0.106
-----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                              $   0.748   $   0.470    $   1.410       $ (0.224)       $  1.025
-----------------------------------------------------------------------------------------------------------------------------------


Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                       $  (0.801)  $  (0.810)   $  (0.810)      $ (0.805)       $ (0.919)
In excess of net investment income                                   --           --            --          (0.031)         (0.006)
From tax return of capital                                          (0.007)       --            --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              $  (0.808)  $  (0.810)   $  (0.810)      $ (0.836)       $ (0.925)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                                   $  10.620   $  10.680    $  11.020       $ 10.420        $ 11.480
-----------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                     7.26%       4.52%       13.97%         (2.03)%          9.26%
-----------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000 omitted)                            $ 276,781   $ 302,963    $ 359,738       $386,186        $503,150
Ratio of expenses to average daily net assets/(2)/                    1.24%       1.16%        1.16%          1.17%           1.12%
Ratio of net investment income to average daily net assets            7.57%       7.59%        7.53%          7.70%           7.86%
Portfolio turnover/(3)/                                                 --          --           --             --              52%
-----------------------------------------------------------------------------------------------------------------------------------

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its Portfolio's allocated expenses.

/(3)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Trust was making investments directly in securities. The portfolio turnover rate for the period since the Trust transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

EV Traditional Government Obligations Fund as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   EV Traditional Government Obligations Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust. The Fund invests all of its investable assets in interests in the Government Obligations Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (64.2% at December 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   On June 23, 1997, the Board of Trustees of the Trust adopted a multiple class plan for the Fund which permits the Fund to issue more than one class of shares. Initially, the Fund will offer three classes of shares and, effective January 1, 1998 the existing shares of the Fund will be designated Class A shares. On June 23, 1997, the Board of Trustees also approved a Plan of Reorganization (the "Plan") for the Trust. Under the terms of the Plan, the Fund will acquire substantially all of the assets and liabilities of the EV Marathon Government Obligations Fund (the Marathon Fund) and the EV Classic Government Obligations Fund (the Classic Fund). The transaction will be structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. As a result of the reorganization, shareholders of the Marathon Fund will receive Class B shares and shareholders of the Classic Fund will receive Class C shares of the Fund. The reorganization will occur after the close of business December 31, 1997.

   A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $40,894,981 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers will expire on December 31, 1998 ($6,941,299), December 31, 1999 ($1,545,746), December 31,
   2000 ($5,952,987), December 31, 2002 ($14,269,677), December 31, 2003
   ($2,262,938), December 31, 2004 ($6,841,560), and December 31, 2005
   ($3,080,774).

   D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce each Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

   E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

EV Traditional Government Obligations Fund as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. During the year ended December 31, 1997, reclassifications were made among the Fund's capital accounts primarily due to the expiration of capital loss carryovers. Net investment income, net realized gains and net assets were not affected by this reclassification.


3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      Year Ended December 31,
                                                --------------------------------
                                                         1997            1996
   -----------------------------------------------------------------------------
     Sales                                            8,049,910       1,855,497

     Issued to shareholders electing to
       receive payments of
       distributions in Fund shares                     940,639       1,112,439

     Redemptions                                    (11,297,910)     (7,221,418)
   -----------------------------------------------------------------------------
     Net decrease                                    (2,307,361)     (4,253,482)
   -----------------------------------------------------------------------------


4  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the year ended December 31, 1997, aggregated $86,594,603 and $134,485,731, respectively.


5  Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Fund and Portfolio are officers and trustees of the above organizations. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's of BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR.


6  Service Plan
   -----------------------------------------------------------------------------
   The Fund has adopted a Service Plan on July 7, 1993 designed to meet service fee requirements of the revised sales charge rule of The National Association of Securities Dealers Inc. The Service Plan replaced the Fund's distribution plan which became effective on July 9, 1984. The Service Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc., a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have implemented the Service Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund sold by such persons and remaining outstanding for at least twelve months. Such payments are made for personal services and/or the maintenance of shareholder accounts. Provision for service fee payments amounted to $717,259 for the year ended December 31, 1997.


7  Subsequent Event
   -----------------------------------------------------------------------------
   Effective January 1, 1998, the Fund changed its name to Eaton Vance Government Obligations Fund and shares of the Fund were designated Class A shares. Additional classes of shares are also offered.

EV Traditional Government Obligations Fund  as of December 31, 1997

INDEPENDENT ACCOUNTANTS' REPORT


To the Shareholders and Board of Trustees
of EV Traditional Government Obligations Fund:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of EV Traditional Government Obligations Fund, a series of Eaton Vance Mutual Funds Trust as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period ended December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EV Traditional Government Obligations Fund, a series of Eaton Vance Mutual Funds Trust, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of five years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                COOPERS & LYBRAND L.L.P.
                                                Boston, Massachusetts
                                                February 6, 1998

Government Obligations Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS


Mortgage Pass-Throughs -- 95.3%

                                                 Principal
                                                 Amount
                                                 (000's omitted)       Value
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
     4.50%, with maturity at 2000                $        2       $       2,050
     4.75%, with various maturities to 2002               8               7,265
     5.00%, with various maturities to 2003             338             329,409
     5.25%, with various maturities to 2005             164             160,633
     5.50%, with various maturities to 2011             652             642,061
     6.00%, with various maturities to 2022           2,235           2,218,877
     6.25%, with various maturities to 2013             591             589,099
     6.50%, with various maturities to 2022           7,184           7,210,595
     6.75%, with various maturities to 2011           5,988           6,023,790
     7.00%, with various maturities to 2019           9,886          10,017,823
     7.25%, with maturity at 2003                     1,096           1,110,633
     7.50%, with various maturities to 2020          13,867          14,260,442
     7.75%, with various maturities to 2018           2,860           2,946,945
     8.00%, with various maturities to 2026          25,281          26,325,212
     8.25%, with various maturities to 2011          12,326          12,900,308
     8.50%, with various maturities to 2018          17,377          18,287,577
     8.75%, with various maturities to 2016          14,890          15,690,351
     9.00%, with various maturities to 2020           7,947           8,495,295
     9.25%, with various maturities to 2010           4,736           5,062,683
     9.50%, with various maturities to 2016             922             994,138
     10.00%, with various maturities to 2017            227             250,739
     11.00%, with various maturities to 2019          1,898           2,150,339
     12.00%, with various maturities to 2019          2,103           2,439,355
     12.25%, with various maturities to 2019          2,675           3,130,466
     12.50%, with various maturities to 2019          8,379           9,864,920
     12.75%, with various maturities to 2015          1,036           1,213,165
     13.00%, with various maturities to 2019          3,273           3,880,782
     13.25%, with various maturities to 2019            363             436,391
     13.50%, with various maturities to 2015          4,027           4,775,937
     13.75%, with various maturities to 2014             48              57,816
     14.00%, with various maturities to 2016          1,989           2,410,748
     14.50%, with various maturities to 2014            207             252,048
     14.75%, with maturity at 2010                      713             864,218
     15.00%, with various maturities to 2013            794             991,294
     15.25%, with maturity at 2012                      144             182,666
     15.50%, with various maturities to 2012            166             207,181
     16.00%, with various maturities to 2012             74              94,440
     16.25%, with various maturities to 2012            212             270,401
-------------------------------------------------------------------------------
                                                                 $  166,748,092
-------------------------------------------------------------------------------
Federal National Mortgage Assn.:
     0.25%, with maturity at 2014                  $    155      $      132,730
     3.50%, with maturity at 2007                       104              97,870
     4.50%, with maturity at 1999                         3               3,036
     5.00%, with various maturities to 2017             595             578,105
     5.25%, with various maturities to 2006             136             132,335
     5.50%, with various maturities to 2006             284             279,849
     5.75%, with maturity at 2003                        90              88,678
     6.00%, with various maturities to 2010          13,999          13,877,700
     6.25%, with various maturities to 2007             382             381,071
     6.50%, with various maturities to 2017           1,029           1,033,439
     6.75%, with various maturities to 2007             740             742,987
     7.00%, with various maturities to 2018           5,260           5,335,888
     7.25%, with various maturities to 2017           1,548           1,582,933
     7.50%, with various maturities to 2020           9,938          10,228,745
     7.75%, with various maturities to 2008           1,110           1,147,700
     8.00%, with various maturities to 2019          28,265          29,489,418
     8.25%, with various maturities to 2020          13,283          13,896,208
     8.50%, with various maturities to 2020          23,375          24,674,966
     8.75%, with various maturities to 2017           1,157           1,225,120
     9.00%, with various maturities to 2020           9,395          10,108,114
     9.25%, with various maturities to 2016           3,686           3,976,373
     9.50%, with maturity at 2009                       224             243,778
     9.75%, with maturity at 2019                       349             384,293
     11.00%, with various maturities to 2010            477             537,440
     11.50%, with various maturities to 2016          5,428           6,265,740
     11.75%, with various maturities to 2015          1,689           1,957,170
     12.00%, with various maturities to 2020         12,006          14,013,459
     12.25%, with various maturities to 2015          2,851           3,359,703
     12.50%, with various maturities to 2021         12,992          15,341,311
     12.75%, with various maturities to 2014          1,417           1,680,603
     13.00%, with various maturities to 2019         10,327          12,424,176
     13.25%, with various maturities to 2015          1,811           2,176,457
     13.50%, with various maturities to 2015          3,901           4,730,954
     13.75%, with various maturities to 2014            140             170,035
     14.00%, with various maturities to 2014            672             823,845
     14.25%, with various maturities to 2014            157             195,954
     14.50%, with various maturities to 2014            219             270,059
     14.75%, with various maturities to 2012          3,405           4,248,338
     15.00%, with various maturities to 2013          2,748           3,453,791
     15.50%, with various maturities to 2012            844           1,069,993
     15.75%, with maturity at 2011                       23              30,019
     16.00%, with various maturities to 2012            286             365,800
-------------------------------------------------------------------------------
                                                                 $  192,756,183
-------------------------------------------------------------------------------
Government National Mortgage Assn.:
     5.50%, with maturity at 1999                  $      3      $        2,581
     6.50%, with various maturities to 2002             400             400,041

                      See notes to financial statements

Government Obligations Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

                                              Principal
                                              Amount
                                              (000's omitted)       Value
--------------------------------------------------------------------------------
     7.25%, with various maturities to 2022        $  3,703      $    3,849,766
     7.50%, with maturity at 2017                       945             996,299
     8.00%, with various maturities to 2017          17,112          17,955,719
     8.25%, with various maturities to 2008             436             460,343
     8.50%, with various maturities to 2018           1,408           1,506,323
     9.00%, with maturity at 2011                       393             424,179
     11.50%, with maturity at 2013                      241             278,714
     12.00%, with various maturities to 2015          3,044           3,570,800
     12.50%, with various maturities to 2015         13,385          15,899,295
     13.00%, with various maturities to 2014          1,027           1,235,030
     13.50%, with various maturities to 2013            257             310,433
     14.00%, with various maturities to 2015            116             143,276
     14.50%, with various maturities to 2014            407             509,910
     15.00%, with various maturities to 2013            509             643,549
     16.00%, with various maturities to 2012            300             388,150
--------------------------------------------------------------------------------
                                                                 $   48,574,408
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations:

    Federal Home Loan Mortgage Corp.
        Series B Class 3, 12.5%, due 2013
        Collateral 100% FHLMC PC                   $    152      $      176,925

    Federal National Mortgage Assn.
        Series 93-73E, 6.35%, due 2019
        Collateral 100% FNMA MBS                      3,000           2,979,375

    Salomon Brothers Mortgage Securities II, Inc.
        11.5%, due 2015                               1,240           1,333,920
--------------------------------------------------------------------------------
                                                                 $    4,490,220
--------------------------------------------------------------------------------

Total Mortgage Pass-Throughs
     (identified cost, $404,902,438)                             $  412,568,903
--------------------------------------------------------------------------------

U.S. Treasury Obligations -- 18.6%

                                                 Principal
                                                 Amount
                                                 (000's omitted)       Value
--------------------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23+               $  6,000      $    6,850,314
U.S. Treasury Bond, 12.000%, 8/15/13++               50,000          73,718,750
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations
     (identified cost, $67,368,569)                              $   80,569,064
--------------------------------------------------------------------------------

Short-Term Investments -- 0.2%

                                                  Principal
                                                  Amount
                                                  (000's omitted)       Value
--------------------------------------------------------------------------------
Banque National de Paris Euro Time-deposit Cayman
Island, 5.750%, 1/02/98                            $    900      $      900,000
--------------------------------------------------------------------------------

Total Short-Term Investments
     (identified cost, $900,000)                                 $      900,000
--------------------------------------------------------------------------------

Total Investments -- 114.1%
     (identified cost $473,171,007)                              $  494,037,967
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (14.1)%                        $  (60,930,973)
--------------------------------------------------------------------------------


Net Assets -- 100%                                               $  433,106,994
--------------------------------------------------------------------------------

+ Security (or a portion thereof) has been pledged as collateral for futures contracts.

++   A portion of this security is on loan at December 31, 1997 (See Note 5).

                       See notes to financial statements

Government Obligations Portfolio  as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $473,171,007)                         $494,037,967
Cash                                                              69,736
Receivable for investments sold                                1,187,126
Interest receivable                                            5,810,946
Deferred organization expenses (Note 1H)                           3,141
--------------------------------------------------------------------------------
Total assets                                                $501,108,916
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                           $  5,908,008
Payable for daily variation margin on open
    financial futures contracts (Note 1G)                        199,229
Liability for collateral received for securities
    loaned (Note 5)                                           61,812,000
Payable to affiliate for Trustees' fees (Note 3)                   4,764
Accrued expenses                                                  77,921
--------------------------------------------------------------------------------
Total liabilities                                           $ 68,001,922
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio   $433,106,994
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals     $412,607,422
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                          20,499,572
--------------------------------------------------------------------------------
Total                                                       $433,106,994
--------------------------------------------------------------------------------

Statement of Operations


For the Year Ended
December 31, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income                                             $ 38,681,716
--------------------------------------------------------------------------------
Total income                                                $ 38,681,716
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 3)                             $  3,305,992
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 3)                    19,263
Custodian fee                                                    196,940
Legal and accounting services                                     45,097
Amortization of organization expenses (Note 1H)                    3,811
Miscellaneous                                                     85,571
--------------------------------------------------------------------------------
Total expenses                                              $  3,656,674
--------------------------------------------------------------------------------

Net investment income                                       $ 35,025,042
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $ (4,772,453)
    Financial futures contracts                               (2,072,153)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                $ (6,844,606)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                     $  5,657,614
    Financial futures contracts                               (1,242,597)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                          $  4,415,017
--------------------------------------------------------------------------------

Net realized and unrealized loss on investments             $ (2,429,589)
--------------------------------------------------------------------------------

Net increase in net assets from operations                  $ 32,595,453
--------------------------------------------------------------------------------

                        See notes financial statements

Government Obligations Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)             Year Ended             Year Ended
in Net Assets                   December 31, 1997      December 31, 1996
--------------------------------------------------------------------------------
From operations --
    Net investment income           $  35,025,042          $  37,858,369
    Net realized loss on
        investment                     (6,844,606)            (5,404,267)
        transactions
    Net change in unrealized
        appreciation (depreciation)
        of investments                  4,415,017            (10,812,405)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                 $  32,595,453          $  21,641,697
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                   $ 163,961,740          $  66,333,513
    Withdrawals                      (218,972,747)          (154,241,567)
--------------------------------------------------------------------------------

Net decrease in net assets
    from capital transactions       $ (55,011,007)         $ (87,908,054)
--------------------------------------------------------------------------------

Net decrease in net assets          $ (22,415,554)         $ (66,266,357)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of year                $ 455,522,548          $ 521,788,905
--------------------------------------------------------------------------------
At end of year                      $ 433,106,994          $ 455,522,548
--------------------------------------------------------------------------------

                       See notes to financial statements

Government Obligations Portfolio  as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                    Year Ended December 31,
                                                    --------------------------------------------------------------------------------
                                                        1997           1996             1995             1994             1993*
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                               0.83%            0.82%           0.82%            0.80%            0.86%+
Net investment income                                  7.95%            7.88%           7.82%            8.03%            8.46%+
Portfolio Turnover                                       20%              11%             19%              35%              42%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)             $433,107        $455,523         $521,789         $515,670         $537,297
------------------------------------------------------------------------------------------------------------------------------------


+ Annualized.
* For the period from the start of business, October 28, 1993 to December 31, 1993.

                       See notes to financial statements

Government Obligations Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuation -- Mortgage backed, "pass-through" securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than mortgage backed, "pass-through" securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value.

   B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

   C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

   D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   E Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

   F Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the

Government Obligations Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


   amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

   G Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

   H Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

   J Other -- Investment transactions are accounted for on the date the investments are purchased or sold.

   K Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  Purchases and Sales of Investments
   -----------------------------------------------------------------------------
   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $100,515,430, $32,669,268 and $85,183,347, respectively.

3  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee, computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. For the year ended December 31, 1997, the fee was equivalent to 0.75% of the Portfolio's average net assets for such period and amounted to $3,305,992. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1997, no significant amounts have been deferred.

Government Obligations Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


4  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1997 was $2,661,326 and the average interest rate was 6.3%. The maximum borrowing outstanding at any time during the year ended December 31, 1997 was $8,165,000.

5  Securities Lending Agreement
   -----------------------------------------------------------------------------
   The Portfolio has established a securities lending agreement with a broker in which the Portfolio lends portfolio securities to the broker in exchange for collateral consisting of either cash or U.S. government securities. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Fund offsets a portion of the interest income received. During the year ended December 31, 1997, the value of the securities loaned and the value of the collateral typically amounted to approximately $59,000,000 and $62,000,000, respectively.

6  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investment securities owned at December 31, 1997, as computed on a federal income tax basis, were as follows:


    Aggregate cost                             $473,171,007
    ----------------------------------------------------------------------------
    Gross unrealized appreciation              $ 22,243,358

    Gross unrealized depreciation                (1,376,398)
    ----------------------------------------------------------------------------

    Net unrealized appreciation                $ 20,866,960
    ----------------------------------------------------------------------------

7  Financial Instruments
   -----------------------------------------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at December 31, 1997 is as follows:


   Futures Contracts
   -----------------------------------------------------------------------------

   Expiration                                               Net Unrealized
   Date         Contracts                 Position          Depreciation
   -----------------------------------------------------------------------------
   3/98         850 US Treasury
                Five Year Note
                Futures                   Short              $ (367,388)
   -----------------------------------------------------------------------------

   At December 31, 1997, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

Government Obligations Portfolio as of December 31, 1997

INDEPENDENT ACCOUNTANTS' REPORT


To the Board of Trustees and Investors
of Government Obligations Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Government Obligations Portfolio, including the portfolio of investments, as of December 31, 1997, and the related statement of operations for year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the four years in the period then ended and for the period from October 28, 1993 (start of business), to December 31, 1993. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Government Obligations Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended and for the period from October 28, 1993 (start of business) to December 31, 1993, in conformity with generally accepted accounting principles.

                                            COOPERS & LYBRAND L.L.P.
                                            Boston, Massachusetts
                                            February 6, 1998

EV Traditional Government Obligations Fund as of December 31, 1997

INVESTMENT MANAGEMENT


EV Traditional Government Obligations Fund

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


Government Obligations Portfolio

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

Susan Schiff
Vice President and
Portfolio Manager

Mark S. Venezia
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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

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

Investment Advisor of
Government Obligations Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Administrator of EV Traditional
Government Obligations Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109





EV Traditional Government
Obligations Fund
24 Federal Street
Boston, MA 02110



--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------